............................
                                                           OMB APPROVAL
                                                    ............................
                                                    OMB NUMBER:        3235-0006
                                                    EXPIRES:    OCTOBER 31, 2000
                                                    ESTIMATED AVERAGE
                                                    BURDEN HOURS PER
                                                    RESPONSE................24.7
                                                    ............................


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000
          Check here if Amendment [_]; Amendment Number:
                                                        ----------------

                        This Amendment (Check only one.):
                            [_]    is a restatement.
                            [_]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard, Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Thomas U. Barton
Title:             President of White Rock Capital, Inc.,
                   the general partner of the Institutional Investment Manager
Phone:             (214) 526-1465

Signature, Place, and Date of Signing:

/S/ THOMAS U. BARTON
------------------------------------------------------------------
[Signature]

Dallas, Texas
------------------------------------------------------------------
[City, State]

February 14, 2001
------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X]       13F HOLDINGS  REPORT.  (Check here if all holdings of this  reporting manager are reported in this report.)

[_]       13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         7

Form 13F Information Table Value Total:

         $ 16,605 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        NONE



                                                 White Rock Capital Management, L.P.
                                                      Form 13F Information Table
                                                          December 31, 2000

--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
                      Title of                Value      Shares/   Sh/    Put/     Invstmt      Other           Voting Authority
Name of Issuer        Class       CUSIP       (x $1000)  Prn Amt   Prn    Call     Dscretn      Managers    Sole     Shared   None

--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------

Generex
Biotechnology Corp.   COM         371485103   2344       206100    SH              Sole                     206100
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Microtune, Inc.       COM         59514P109   4947       298716    SH              Sole                     298716
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Osicom
Technologies, Inc.    COM         688271501   1895       118000    SH              Sole                     118000
                      PAR $0.30
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
P-Com, Inc.           COM         693262107   612        200000    SH              Sole                     200000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Read-Rite Corp.       COM         755246105   1128       280000    SH              Sole                     280000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
SoftNet Systems,
Inc.                  COM         833964109   1899       1047800   SH              Sole                     1047800
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
ZixIt Corporation     COM         98974P100   3780       432000    SH              Sole                     432000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------

REPORT SUMMARY        7 DATA
                      RECORDS                 16605                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------